Initial Public Offering (Details) - USD ($)	1 Months Ended	5 Months Ended	9 Months Ended
	Nov. 26, 2019	Dec. 31, 2019	Sep. 30, 2020
Offering costs			$ 10,000,000
Initial Public Offering [Member]
Sale of Stock, shares	17,250,000	17,250,000
Per share price	$ 10.00
Gross proceeds from the sale	$ 172,500,000
Offering costs	10,000,000
Deferred underwriting commissions	$ 6,000,000
Class A Common Stock
Sale of Stock, shares			17,250,000
Per share price	$ 11.50
Common stock, shares par value		$ 0.0001	$ 0.0001
Class B Common Stock
Common stock, shares par value		$ 0.0001	$ 0.0001
PublicWarrantsMember
Common stock, shares par value	$ 0.0001